RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Mar. 31, 2018
RELATED PARTY BALANCES AND TRANSACTIONS
RELATED PARTY BALANCES AND TRANSACTIONS

Note 7—RELATED PARTY BALANCES AND TRANSACTIONS

Hexin Information Services Co., Ltd. and Hexin Financial Information Services (Beijing) Co., Ltd. (together "Hexin Group") were incorporated and owned by Mr. Xiaobo An, the Chairman of the Board (the “Controlling Shareholder”). The Company historically utilized Hexin Group’s centralized banking systems for its own cash and banking management, which resulted in a significant balance of amount due from related party-Hexin Group. In addition, Hexin Group also paid expense on behalf of the Company. The Company has recorded all expenses paid by Hexin Group on behalf of the Company in the related historical periods presented in its consolidated financial statements. Since  January 12, 2017, the Company has separated its treasury management function from the Hexin Group.

On March 17, 2017, Hexin E-Commerce entered into a cooperation agreement with  Hexin Group , whereby Hexin Group provided referral services of offline borrowers to the Company without charging the Company. The agreement has an indefinite term. The agreement can be terminated with mutual consent of all parties. No penalty shall be imposed on any party for the termination of the agreement. During the fiscal years ended March 31, 2018, 2017 and 2016, majority of our credit loan borrowers were referred from the Hexin Group.

Amount due from related parties consists of:

	March 31, 2018	March 31, 2017
Due from Hexin Group (i)	$—	$4,182,502

(i)

Amount due from Hexin Group mainly represents the transactions fees and services fees received by Hexin Group through the external payment network on behalf of the Company, offset with the expense and obligations paid by the Hexin Group on behalf of the Company. On September 27, 2017, the total balance of US$ 4,182,502 due from Hexin Group was paid to the Company in full.